Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	FIRST FARMERS & MERCHANTS CORP
Entity Central Index Key	0000703329
Trading Symbol	fime
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		5,180,000
Entity Public Float			$ 122,483,400
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY